LEASES - Maturity Lease Schedule (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 27,840
2024	27,341
2025	25,690
2026	23,883
2027	22,838
Thereafter	273,762
Total lease payments	401,354
Less imputed interest	(250,584)
Present value of operating lease liabilities	$ 150,770